Development, Commercialization and License Agreement and Services Agreement with Ionis, Development, Commercialization and License Agreement (Details) - Ionis [Member] - Development, Commercialization and License Agreement [Member]
$ in Millions
12 Months Ended
Dec. 31, 2017 USD ($) Patient qtr
Development, Commercialization and License Agreement with Ionis [Abstract]
Royalty percentage paid on sales of lipid drug	20.00%
First annual sales threshold | $	$ 500.0
Second annual sales threshold | $	1,000.0
Third annual sales threshold | $	2,000.0
Sales milestone payment | $	$ 50.0
Number of quarters in which equal payments are made | qtr	12
Lipid Drug for Rare Disease Indication [Member] | Maximum [Member]
Development, Commercialization and License Agreement with Ionis [Abstract]
Number of patients worldwide | Patient	500,000
Number of patients for Phase 3 program | Patient	1,000
Number of years of treatment	2 years
Lipid Drug for a Broad Disease Patient Population [Member] | Minimum [Member]
Development, Commercialization and License Agreement with Ionis [Abstract]
Number of patients worldwide | Patient	500,000
Number of patients for Phase 3 program | Patient	1,000
Number of years of treatment	2 years